Significant Judgments and Estimates	12 Months Ended
Apr. 30, 2026
Significant judgments and estimates [Abstract]
Significant Judgments and Estimates [Text Block]

5. Significant Judgments and Estimates

Preparing the consolidated financial statements in conformity with IFRS requires management to make judgments, estimates, and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses, and related disclosure. Estimates and assumptions are continuously evaluated and are based on management's experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances.

Judgment is used mainly in determining how a balance or transaction should be recognized in the financial statements. Estimates and assumptions are used mainly in determining the measurement of recognized transactions and balances. Actual results may differ from these estimates.

Significant areas where management's judgment and estimate have been applied include:

  Fair value determination of distributed assets and retained interest on spin-out transaction

Management assessed the fair value of the distributed assets and retained interest at the transaction day. The shares were valued using market prices, while the warrants were estimated using an option pricing model.

  Multiple arrangements accounted for as a single transaction

Significant judgement is involved in determining whether multiple arrangements should be accounted for as a single transaction when the Company loses control of a subsidiary in two or more arrangements. As the spin-out arrangement and private placement of Vizsla Royalties are considered entered in contemplation of each other and form a single transaction designed to achieve an overall commercial effect, management assessed the spin-out arrangement and the loss of control in Vizsla Royalties Corp. as one single transaction.

  Assessment of the transactions as business combinations or asset acquisitions

Management has had to apply judgment relating to an acquisition with respect to whether the acquisition is a business combination or an asset acquisition. Management applied a three-element process to determine whether a business or an asset was purchased, considering the inputs, processes, and outputs of the acquisition in order to reach a conclusion. The Company concluded that the acquisitions of La Garra, Santa Fe, and Fresnillo as defined in note 9, do not meet the definition of a business combination and therefore are accounted for as asset acquisitions.

  Valuation of net assets acquired in asset acquisitions

Estimates were made as to the fair value of assets and liabilities acquired in asset acquisitions.

The Company measured all assets acquired and liabilities assumed at their acquisition-date fair values. Additionally, the Company measured the fair value of the consideration payable in cash and in shares applying and calculating discount rates reflective of the timing and risks associated to the Company and the industry it operates in.

Management applied judgment in determining the recognition of these values in the financial statements and believes that the assumptions applied appropriately reflect the market participant view, consistent with the objective of IFRS 13- Fair Value Measurement.

  Recoverability and classification of value-added tax receivable

Value-added tax receivable is collectible from the government of Mexico. The collection of VAT is subject to a complex application and collection process and therefore, there is risk related to the recoverability and timing of payment from the Mexican government. The Company uses its best estimates based on the facts known at the time and its experience to determine its best estimate of  the recoverability and timing of these recoveries. Changes in the assumptions regarding recoverability and the timing of collection could impact the valuation and classification as a current or non-current asset associated with VAT receivable.

  Impairment of non-current assets

Non-current assets are tested for impairment when facts and circumstances indicate that their carrying amount may not be recoverable. Where such indicators exist, the Company estimates the recoverable amount of the relevant cash-generating unit ("CGU"), defined as the higher of value in use and fair value less costs of disposal.

Determining the recoverable amount requires significant judgment and the use of estimates and assumptions, including forecast commodity prices, estimated mineral resources and reserves, expected development timelines, capital and operating cost estimates, and appropriate discount rates. Changes in these assumptions may result in the recognition of an impairment loss to reduce the carrying value of the assets to their recoverable amount.

  Convertible Notes Offering and Capped Call

In November 2025, the Company completed the issuance of the Notes and also purchased a series of Capped Call options. The valuation of both the Derivative Liabilities & Capped Call options include the use of judgement and estimates. Refer to Note 11 of these consolidated financial statements for the significant judgements and estimates in determining the fair value of the Notes and Capped Call options.

  Functional currency

The functional currency of an entity is the currency of the primary economic environment in which it operates. The Company has determined the functional currency of the parent and its subsidiaries to be the USD, reflecting the significance of USD denominated expenditures and financing activities, including the issuance of the Notes.

This assessment requires judgment, particularly where operations are evolving or currency indicators are mixed, and includes consideration of the timing of the change as underlying factors develop over time.